UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-22549

Northern Lights Fund Trust II

(Exact name of registrant as specified in charter)

 17605 Wright Street, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

12/31

Date of reporting period:  3/31/2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at March 31, 2014 (Unaudited)

Shares			Value
	COMMON STOCKS - 97.48%
	CONSUMER DISCRETIONARY - 12.03%
	Household Durables - 2.87%
7,000	M.D.C. Holdings, Inc. (c)		$ 197,960
2,000	Whirlpool Corp.		298,920
			496,880
	Health and Personal Care Stores - 1.01%
13,000	PetMed Express, Inc.		174,330

	Household Products - 1.15%
1,800	Kimberly-Clark Corp.		198,450

	Leisure Equipment & Products - 1.45%
4,500	Hasbro, Inc.		250,290

	Media - 2.63%
3,500	Comcast Corp. - Class A		175,070
3,500	Walt Disney Co.		280,245
			455,315
	Specialty Retail - 2.92%
11,000	American Eagle Outfitters, Inc.		134,640
4,500	Foot Locker, Inc.		211,410
14,000	Staples, Inc.		158,760
			504,810
	Total Consumer Discretionary (Cost $1,415,242)		2,080,075

	CONSUMER STAPLES - 5.17%
	Discount Stores - 1.10%
2,500	Wal-Mart Stores, Inc.		191,075

	Food Products - 2.91%
6,000	Archer-Daniels-Midland Co.		260,340
5,500	Tyson Foods, Inc. - Class A		242,055
			502,395
	Food Wholesale - 1.16%
8,640	Spartan Stores, Inc.		200,534

	Total Consumer Staples (Cost $564,115)		894,004

	ENERGY - 10.46%
	Energy Equipment & Services - 0.98%
3,500	Diamond Offshore Drilling, Inc.		170,660

	Marine Shipping - 1.04%
10,000	Ship Finance International Ltd. (a)		179,700

	Oil, Gas & Consumable Fuels - 8.44%
2,000	Apache Corp.		165,900
3,800	Eni S.p.A - ADR		190,646
4,000	Ensco PLC (a)		211,120
2,400	Exxon Mobil Corp.		234,432
4,400	HollyFrontier Corp.		209,352
6,500	Marathon Oil Corp.		230,880
3,300	Total SA - ADR		216,480
			1,458,810
	Total Energy (Cost $1,492,837)		1,809,170
Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at March 31, 2014 (Unaudited)(Continued)

Shares			Value
	FINANCIALS - 18.60%
	Commercial Banks - 1.74%
7,500	BB&T Corp.		$ 301,275

	Diversified Financial Services - 4.31%
5,000	JPMorgan Chase & Co.		303,550
16,000	KeyCorp		227,840
4,300	Wells Fargo & Co.		213,882
			745,272
	Insurance - 5.55%
3,700	Allstate Corp.		209,346
5,700	Protective Life Corp.		299,763
2,800	Prudential Financial, Inc.		237,020
2,500	The Travelers Companies, Inc.		212,750
			958,879
	Investment Banks/Brokers - 2.54%
1,600	Goldman Sachs Group, Inc.		262,160
3,500	HSBC Holdings PLC (a)		177,905
			440,065
	Real Estate Investment Trusts (REITS) - 3.25%
35,000	Anworth Mortgage Asset Corp.		173,600
10,000	BioMed Realty Trust, Inc.		204,900
4,000	Rayonier, Inc.		183,640
			562,140
	Thrifts & Mortgage Finance - 1.21%
13,000	New York Community Bancorp, Inc.		208,910
	Total Financials (Cost $2,476,365)		3,216,541

	HEALTH CARE - 8.90%
	Health Care Equipment & Supplies - 2.74%
3,500	Baxter International, Inc.		257,530
3,500	Medtronic, Inc.		215,390
			472,920
	Health Care Providers & Services - 1.73%
4,000	Aetna, Inc.		299,880

	Pharmaceuticals - 4.43%
3,700	Abbott Laboratories		142,487
2,500	Novartis AG - ADR		212,550
6,300	Pfizer, Inc.		202,356
4,000	Sanofi Synthelabo SA		209,120
			766,513
	Total Health Care (Cost $1,063,736)		1,539,313

	INDUSTRIALS - 13.84%
	Construction & Engineering - 1.17%
2,035	Caterpillar, Inc.		202,218

	Electronic Components - 2.18%
15,000	AVX Corp.		197,700
10,000	Jabil Circuit, Inc.		180,000
			377,700
	Environmental Services - 1.46%
6,000	Waste Management Inc.		252,420

	Farm - 1.21%
2,310	Deere & Co.		209,748
Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at March 31, 2014 (Unaudited)(Continued)

Shares			Value
	Human Resource & Employment Services - 1.23%
2,700	Manpowergroup, Inc.		$ 212,841

	Machinery - 3.47%
5,400	Eaton Corp. PLC (a)		405,648
7,500	General Electric Co.		194,175
			599,823
	Marine - 1.71%
30,000	Navios Maritime Holdings Inc. (a)		295,500

	Road & Rail - 1.41%
2,500	Norfolk Southern Corp.		242,925

	Total Industrials (Cost $1,746,728)		2,393,175

	INFORMATION TECHNOLOGY - 15.83%
	Communications Equipment - 1.30%
10,000	Cisco Systems, Inc.		224,100

	Computers & Peripherals - 4.63%
450	Apple, Inc.		241,533
6,000	Lexmark International, Inc. - Class A		277,740
5,000	Seagate Technology PLC (a)		280,800
			800,073
	Electronic Equipment, Instruments & Components - 1.44%
12,000	Corning, Inc.		249,840

	IT Services - 1.22%
1,100	International Business Machines Corp.		211,739

	Semiconductors & Semiconductor Equipment - 2.73%
10,000	Intel Corp.		258,100
3,100	KLA-Tencor Corp.		214,334
			472,434
	Software - 4.51%
14,000	Activision Blizzard, Inc.		286,160
6,000	CA, Inc.		185,820
7,500	Microsoft Corp.		307,425
			779,405
	Total Information Technology (Cost $1,728,632)		2,737,591

	MATERIALS - 6.57%
	Chemicals - 2.57%
1,800	Agrium, Inc.		175,536
4,000	E.I. Du Pont de Nemours and Co.		268,400
			443,936
	Metals & Mining - 4.00%
7,500	Barrick Gold Corp. (a)		133,725
2,500	BHP Billiton Ltd. - ADR		169,425
5,800	Freeport-McMoran Copper & Gold, Inc.		191,806
3,500	Newmont Mining Corp.		82,040
13,000	Yamana Gold, Inc. (a)		114,140
			691,136
	Total Materials (Cost $1,087,480)		1,135,072
Al Frank Dividend Value Fund
SCHEDULE OF INVESTMENTS at March 31, 2014 (Unaudited)(Continued)

Shares			Value
	TELECOMMUNICATION SERVICES - 4.92%
	Diversified Telecommunication Services - 4.92%
8,000	Nippon Telegraph & Telephone Corp. - ADR		$ 217,920
47,000	Portugal Telecom, SGPS, S.A. - ADR		200,690
11,000	Symantec Corporation		219,670
16,000	Telefonaktiebolaget LM Ericsson (a)		213,280
	Total Telecommunication Services (Cost $837,143)		851,560

	UTILITIES - 1.16%
	Electric Integrated - 1.16%
3,000	Entergy Corp.		200,550
	Total Utilities (Cost $191,122)		200,550

	TOTAL COMMON STOCKS (Cost $12,603,400)		16,857,051

	SHORT-TERM INVESTMENT - 2.4%
	Money Market Fund - 2.4%
414,622	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.09% (b)		$ 414,622
	TOTAL SHORT-TERM INVESTMENT (Cost $414,622)		414,622

	Total Investments (Cost $13,018,022)* 99.88%		$ 17,271,673
	Other Assets Less Liabilities: 0.12%		21,453
	NET ASSETS: 100.00%		$ 17,293,126

* Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is $13,029,192 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized Appreciation:	$ 4,696,205
		Unrealized Depreciation:	(453,724)
		Net Unrealized Appreciation:	$ 4,242,481
ADR - American Depositary Receipt
(a) U.S. traded security of a foreign issuer.
(b) Rate shown is the 7-day annualized yield as of March 31, 2014.
(c) Non-income producing security.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more officers from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process –  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 16,857,051	$ -	$ -	$ 16,857,051
Short-Term Investment	414,622	-	-	414,622
Total	$ 17,271,673	$ -	$ -	$ 17,271,673

The Fund did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the current period presented.
It is the Fund’s policy to record transfers in to or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Schedule of Investments for industry classification.

Al Frank Fund
SCHEDULE OF INVESTMENTS at March 31, 2014 (Unaudited)

Shares				Value
	COMMON STOCKS - 97.32%
	CONSUMER DISCRETIONARY - 13.82%
	Auto Components - 1.01%
50,000	Titan International, Inc.			$ 949,500

	Casino - 0.75%
50000	International Gaming Technology			703,000

	Hotels, Restaurants & Leisure - 1.45%
25,000	Royal Caribbean Cruises Ltd. (b)			1,364,000

	Household Durables - 2.63%
40,000	M.D.C. Holdings, Inc. (a)			1,131,200
9,000	Whirlpool Corp.			1,345,140
				2,476,340
	Leisure Equipment & Products - 1.54%
26,000	Hasbro, Inc. (c)			1,446,120

	Media - 3.98%
30,000	Comcast Corp. - Class A			1,500,600
28,000	Walt Disney Co.			2,241,960
				3,742,560
	Multiline Retail - 0.96%
16,000	Kohl's Corp.			908,800

	Specialty Retail - 1.50%
60,000	American Eagle Outfitters			734,400
60,000	Staples, Inc.			680,400
				1,414,800
	Total Consumer Discretionary (Cost $8,055,525)			13,005,120

	CONSUMER STAPLES - 5.87%
	Discount Stores - 1.73%
11,700	Target Corp.			707,967
12,000	Wal-Mart Stores, Inc.			917,160
				1,625,127
	Food Products - 4.14%
38,000	Archer-Daniels-Midland Co.			1,648,820
30,000	ConAgra Foods, Inc.			930,900
30,000	Tyson Foods, Inc. - Class A			1,320,300
				3,900,020
	Total Consumer Staples (Cost $3,524,879)			5,525,147

	ENERGY - 13.23%
	Energy Equipment & Services - 1.38%
20,000	Baker Hughes, Inc.			1,300,400

	Marine Shipping - 1.43%
75,000	Ship Finance International Ltd. (b)			1,347,750

Al Frank Fund
SCHEDULE OF INVESTMENTS at March 31, 2014 (Unaudited)(Continued)

Shares				Value
	Oil, Gas & Consumable Fuels - 8.89%
10,000	Apache Corp.			$ 829,500
20,000	Eni S.p.A - ADR (c)			1,003,400
18,000	Ensco PLC (b)			950,040
15,000	Exxon Mobil Corp.			1,465,200
22,000	HollyFrontier Corp.			1,046,760
36,000	Marathon Oil Corp.			1,278,720
7,500	Royal Dutch Shell PLC - ADR			547,950
19,000	Total SA - ADR			1,246,400
				8,367,970
	Oilfield Services/Equipment - 1.53%
19,000	Bristow Group, Inc.			1,434,880

	Total Energy (Cost $8,308,677)			12,451,000

	FINANCIALS - 14.40%
	Capital Markets - 1.31%
35,000	Bank of New York Mellon Corp.			1,235,150

	Commercial Banks - 6.31%
26,000	BB&T Corp.			1,044,420
11,000	Canadian Imperial Bank of Commerce (b)			948,090
13,000	Capital One Financial Corp.			1,003,080
20,487	Credit Suisse Group AG - ADR (c)			663,369
9,000	PNC Financial Services Group, Inc.			783,000
30,000	Wells Fargo & Co.			1,492,200
				5,934,159
	Diversified Financial Services - 1.94%
30,000	JPMorgan Chase & Co.			1,821,300

	Insurance - 3.64%
16,000	MetLife, Inc.			844,800
25,000	Protective Life Corp.			1,314,750
15,000	Prudential Financial, Inc.			1,269,750
				3,429,300
	Real Estate Investment Trusts (REITs) - 1.20%
55,000	BioMed Realty Trust, Inc.			1,126,950

	Total Financials (Cost $7,468,106)			13,546,859

	HEALTH CARE - 8.73%
	Health Care Equipment & Supplies - 2.80%
18,000	Baxter International, Inc.			1,324,440
20,000	St. Jude Medical, Inc.			1,307,800
				2,632,240
	Health Care Providers & Services - 2.07%
26,000	Aetna, Inc.			1,949,220

	Pharmaceuticals - 3.86%
15,000	Abbott Laboratories			577,650
15,000	Eli Lilly & Co.			882,900
10,000	Johnson & Johnson			982,300
14,000	Novartis AG - ADR			1,190,280
				3,633,130
	Total Health Care (Cost $4,553,702)			8,214,590
Al Frank Fund
SCHEDULE OF INVESTMENTS at March 31, 2014 (Unaudited)(Continued)

Shares				Value
	INDUSTRIALS - 12.06%
	Construction & Engineering - 2.43%
10,000	Caterpillar, Inc.			$ 993,700
45,000	Tutor Perini Corp. (a)			1,290,150
				2,283,850
	Environmental Services - 1.34%
30,000	Waste Management, Inc.			1,262,100

	Farm - 1.01%
10,500	Deere & Co.			953,400

	Human Resource & Employment Services - 2.09%
25,000	Manpower, Inc.			1,970,750

	Machinery - 1.76%
22,000	Eaton Corp. PLC (b)			1,652,640

	Marine - 1.36%
130,000	Navios Maritime Holdings Inc. (b) (c)			1,280,500

	Road & Rail - 2.07%
20,000	Norfolk Southern Corp.			1,943,400

	Total Industrials (Cost $6,979,497)			11,346,640

	INFORMATION TECHNOLOGY - 17.15%
	Communications Equipment - 0.95%
40,000	Cisco Systems, Inc.			896,400

	Computers & Peripherals - 4.02%
2,800	Apple Inc.			1,502,872
25,000	Lexmark International, Inc. - Class A			1,157,250
20,000	Seagate Technology PLC (b)			1,123,200
				3,783,322
	Electronic Equipment, Instruments & Components - 2.42%
55,000	Corning, Inc.			1,145,100
50,000	Benchmark Electronics, Inc. (a)			1,132,500
				2,277,600
	IT Services - 1.23%
6,000	International Business Machines Corp.			1,154,940

	Semiconductors & Semiconductor Equipment - 3.12%
40,000	Intel Corp.			1,032,400
12,000	KLA-Tencor Corp.			829,680
60,000	NVIDIA Corp.			1,074,600
				2,936,680
	Software - 5.41%
45,000	Activision Blizzard, Inc.			919,800
136,000	American Software, Inc. - Class A			1,383,120
45,000	Microsoft Corp.			1,844,550
23,000	Oracle Corporation			940,930
				5,088,400
	Total Information Technology (Cost $9,154,727)			16,137,342
Al Frank Fund
SCHEDULE OF INVESTMENTS at March 31, 2014 (Unaudited)(Continued)

Shares				Value
	MATERIALS - 6.94%
	Chemicals - 3.16%
20,000	Celanese Corp. - Class A			$ 1,110,200
15,000	E.I. Du Pont de Nemours and Co.			1,006,500
17,000	The Mosaic Company			850,000
				2,966,700
	Metals & Mining - 3.78%
50,000	Barrick Gold Corp (b)			891,500
15,000	BHP Billiton Ltd. - ADR (c)			1,016,550
30,000	Freeport-McMoRan Copper & Gold, Inc.			992,100
75,000	Yamana Gold, Inc. (b)			658,500
				3,558,650
	Total Materials (Cost $5,208,753)			6,525,350

	TELECOMMUNICATION SERVICES - 4.05%
	Diversified Telecommunication Services - 4.05%
37,000	Nippon Telegraph & Telephone Corp. - ADR			1,007,880
202,050	Portugal Telecom, SGPS, S.A. - ADR (c)			862,754
50,500	Symantec Coroporation			1,008,485
70,000	Telefonaktiebolaget LM Ericsson - ADR (b)			933,100
				3,812,219
	Total Telecommunication Services (Cost $3,770,325)			3,812,219

	UTILITIES - 1.07%
	Electric Integrated - 1.07%
15,000	Entergy Corporation			1,002,750
	Total Utilities (Cost $928,943)			1,002,750

	TOTAL COMMON STOCKS (Cost $57,953,134)			91,567,017

	SHORT-TERM INVESTMENTS- 9.41%
	Money Market Fund - 2.62%
2,462,649	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.09% (d)			2,462,649

	Investments Purchased as Securities Lending Collateral - 6.79%
6,388,881	Invesco STIT-STIC Prime Portfolio, Institutional Class, 0.09% (d)			6,388,881
	TOTAL SHORT-TERM INVESTMENTS (Cost $8,851,530)			8,851,530

	Total Investments (Cost ($66,804,664)* 106.73%			$ 100,418,547
	Liabilities in Excess of Other Assets: (6.73)%			(6,330,141)
	NET ASSETS: 100.00%			$ 94,088,406

* Represents cost for financial reporting purposes.   Aggregate cost for federal tax purposes is $66,804,664 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized Appreciation:			$ 34,542,803
	Unrealized Depreciation:			(928,920)
	Net Unrealized Appreciation:			$ 33,613,883
ADR - American Depositary Receipt
(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) All or a portion of this security is on loan. Total loaned securities had a value of $6,272,693 at March 31, 2014.
(d) Rate shown is the 7-day annualized yield as of March 31, 2014.

Security valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).   In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.    Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

A Fund may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Value Team and Valuation Process –  This team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2014 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$ 91,567,017	$ -	$ -	$ 91,567,017
Short-Term Investments	8,851,530	-	-	8,851,530
Total	$ 100,418,547	$ -	$ -	$ 100,418,547

The Fund did not hold any Level 3 securities during the period.
There were no transfers between Level 1 and Level 2 during the current period presented.
It is the Fund’s policy to record transfers in to or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Schedule of Investments for industry classification.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust II

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date

5/29/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, President

Date  5/29/2014

By

*/s/ Erik Naviloff

       Erik Naviloff, Treasurer

Date

5/29/2014